As filed with the Securities and Exchange Commission on April 16, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       [ ] Pre-Effective Amendment No. __ [ ] Post-Effective Amendment No.___

                        UNITED ASSET STRATEGY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                6300 Lamar Avenue
                           Overland Park, Kansas 66202
                    (Address of Principal Executive Offices)

               P.O. Box 29217, Shawnee Mission, Kansas 66201-9217
                                (Mailing Address)

                                 (913) 236-2000
                                 (800) 366-5465
                  (Registrant's Area Code and Telephone Number)

                               Helge K. Lee, Esq.
                            Kristen A. Richards, Esq.
                                6300 Lamar Avenue
                           Overland Park, Kansas 66202
                     (Name and Address of Agent for Service)

                                   Copies to:
                           Clifford J. Alexander, Esq.
                           Catherine S. Bardsley, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9068

         Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing will become effective on May 16, 1999, pursuant to Rule 488.

         Title of securities being registered: Common stock, par value $0.01 per share.

         No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                        UNITED ASSET STRATEGY FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus/Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

UNITED ASSET STRATEGY FUND, INC.
Form N-14 Cross Reference Sheet

Part A Item No.                                    Prospectus/Proxy
and Caption                                        Statement Caption
-----------                                        -----------------

1.   Beginning of Registration Statement and       Cover Page
      Outside Front Cover Page of Prospectus

2.   Beginning and Outside Back Cover Page of      Table of Contents
     Prospectus

3.   Synopsis Information and Risk Factors         Synopsis;    Comparison    of
                                                   Principal    Risk     Factors

4.   Information About the Transaction             Synopsis;    The     Proposed
                                                   Transaction

5.   Information About the Registrant              Synopsis;    Comparison    of
                                                   Principal    Risk    Factors;
                                                   Additional  Information About
                                                   Asset      Strategy     Fund;
                                                   Miscellaneous;  See  also the
                                                   Prospectus  for United  Asset
                                                   Strategy  Fund,  Inc.,  dated
                                                   January 31, 1999,  previously
                                                   filed  on  EDGAR,   Accession
                                                   Number 0000950146-98-002045

6.   Information About the Company Being           Synopsis;    Comparison    of
     Acquired                                      Principal  Risk      Factors;
                                                   Miscellaneous;  See  also the
                                                   Prospectus  for United Gold &
                                                   Government  Fund, Inc., dated
                                                   April  15,  1999,  previously
                                                   filed  on  EDGAR,   Accession
                                                   Number 0000950146-99-000711

7.   Voting Information                            Voting Information

8.   Interest of Certain Persons and Experts       Not Applicable

9.   Additional Information Required for Re-       Not Applicable
     offering by Persons Deemed to be
     Underwriters


Part B Item No.                                           Statement of Additional
and Caption                                               Information Caption
-----------                                               -------------------

10.      Cover Page                                       Cover Page

11.      Table of Contents                                Not Applicable

12.      Additional Information About the Registrant      Statement  of   Additional  Information  of
                                                          United Asset  Strategy  Fund,  Inc.,  dated
                                                          January  31,  1999,   previously  filed  on
                                                          EDGAR,           Accession           Number
                                                          0000950146-98-002045

13.     Additional Information About the Company          Statement  of  Additional   Information  of
        Being Acquired                                    United   Gold &   Government   Fund,  Inc.,
                                                          dated April 15, 1999,  previously  filed on
                                                          EDGAR,           Accession           Number
                                                          0000950146-99-000711

14.    Financial Statements                               Annual  Report of   United   Asset Strategy
                                                          Fund for Fiscal  Year Ended  September  30,
                                                          1998, previously filed on EDGAR,  Accession
                                                          Number 0000929922-98-000005;  Annual Report
                                                          of United Gold & Government  Fund, Inc. for
                                                          Fiscal  Year  Ended   December   31,  1998,
                                                          previously filed on EDGAR, Accession Number
                                                          0000217420-99-000005;  Pro Forma  Financial
                                                          Statements for Fiscal Year Ended  September
                                                          30, 1998.



         Part C
         ------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                       UNITED GOLD & GOVERNMENT FUND, INC.

                                  May __, 1999

Dear United Gold & Government Fund Shareholder:

         The attached proxy materials describe a proposal that United Gold & Government Fund, Inc. ("Gold & Government Fund") reorganize and become part of United Asset Strategy Fund, Inc. ("Asset Strategy Fund"). If the proposal is approved and implemented, each shareholder of Gold & Government Fund will automatically become a shareholder of Asset Strategy Fund.

         YOUR BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THIS PROPOSAL. The Board believes that combining the two Funds will benefit Gold & Government Fund's shareholders by providing them with a larger, growing investment vehicle that has an investment goal similar to that of Gold & Government Fund, but which is subject to investment policies that permit broader asset allocation than those of Gold & Government Fund.

         YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will permit Gold & Government Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date, and sign the enclosed proxy card and mail it in the enclosed return envelope today. As an alternative to using the paper proxy card to vote, you may vote by telephone, through the Internet, or in person.

                                             Very truly yours,


                                             Robert L. Hechler
                                             President
                                             United Gold & Government Fund, Inc.

                       UNITED GOLD & GOVERNMENT FUND, INC.

                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                                  June 22, 1999

To The Shareholders:

         Notice is hereby given that a special meeting of the shareholders of United Gold & Government Fund, Inc. ("Gold & Government Fund"), will be held on June 22, 1999, at 11:00 a.m., local time, at 6300 Lamar Avenue, Overland Park, Kansas 66202, or any adjournment thereof ("Special Meeting"), for the following purposes:

         (1) To approve an Agreement and Plan of Reorganization and Termination under which United Asset Strategy Fund, Inc. ("Asset Strategy Fund") would acquire all of the assets of Gold & Government Fund in exchange solely for shares of Asset Strategy Fund and the assumption by Asset Strategy Fund of all of Gold & Government Fund's liabilities, followed by the distribution of those shares to the shareholders of Gold & Government Fund, all as described in the accompanying Prospectus/Proxy Statement ("Proxy Statement"); and

         (2) To transact such other business as may properly come before the Special Meeting.

         The Board of Directors of Gold & Government Fund has fixed the close of business on April 12, 1999, as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting ("Record Date"). You are entitled to vote at the Special Meeting if you owned shares of Gold & Government Fund at the close of business on the Record Date.

         Retain this Notice and Proxy Statement.

                                      By order of the Board of Directors,


                                      Kristen A. Richards
                                      Assistant Secretary

May __, 1999
Overland Park, Kansas

--------------------------------------------------------------------------------
YOUR VOTE IS IMPORTANT
NO MATTER HOW MANY SHARES YOU OWN

Please indicate your voting instructions on the enclosed proxy card, sign and date the card, and return it in the envelope provided. IF YOU SIGN, DATE, AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL DESCRIBED ABOVE. To avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly.

As an alternative to using the paper proxy card to vote, you may vote by telephone, through the Internet, or in person. Shares that are registered in your name, as well as shares held in "street name" through a broker, may be voted via the Internet or by telephone. To vote in this manner, you will need the "control" number that appears on your proxy card. To vote via the Internet, please access http://www.proxyweb.com on the World Wide Web. You may also call 1-888-221-0697 and vote by telephone. If we do not receive your completed proxy card after several weeks, you may be contacted by our proxy solicitor, Management Information Services. Our proxy solicitor will remind you to vote your shares or will record your vote over the telephone if you choose to vote in that manner.

Unless the proxy card submitted by a corporation or partnership is signed by the appropriate persons as indicated in the voting instructions on the proxy card, it will not be voted.
--------------------------------------------------------------------------------

                        UNITED ASSET STRATEGY FUND, INC.

                       UNITED GOLD & GOVERNMENT FUND, INC.

                                6300 Lamar Avenue
                           Overland Park, Kansas 66202
                           (Toll Free) 1-800-366-5465


                           PROSPECTUS/PROXY STATEMENT
                                  May __, 1999


         This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of United Gold & Government Fund, Inc. ("Gold & Government Fund") in connection with the solicitation of proxies by its Board of Directors for use at a special meeting of its shareholders to be held on June 22, 1999, at 11:00 a.m., local time, at 6300 Lamar Avenue, Overland Park, Kansas 66202, or any adjournment thereof, if the meeting is adjourned for any reason ("Special Meeting").

         As more fully described in this Proxy Statement, the main purpose of the Special Meeting is to vote on a proposed reorganization. In the reorganization, United Asset Strategy Fund, Inc. ("Asset Strategy Fund") would acquire all of the assets of Gold & Government Fund, in exchange solely for shares of Asset Strategy Fund and the assumption by Asset Strategy Fund of all of the liabilities of Gold & Government Fund. Those shares of Asset Strategy Fund would then be distributed to the shareholders of Gold & Government Fund, so that each shareholder would receive a number of full and fractional shares of Asset Strategy Fund having an aggregate value that, on the effective date of the reorganization, is equal to the aggregate net asset value of the shareholder's shares of Gold & Government Fund. As soon as practicable following the distribution of those shares, Gold & Government Fund would be terminated.

         Asset Strategy Fund is a diversified open-end management investment company. Its investment goal is high total return over the long term. Asset Strategy Fund seeks to achieve its goal by allocating its assets among stocks, bonds of any quality including junk bonds (rated BB and below by Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and Ba and below by Moody's Investors Service, Inc.("Moody's")), and short-term instruments, both in the United States and abroad.

         This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the reorganization and Asset Strategy Fund that a shareholder should know before voting on the reorganization. A Statement of Additional Information, dated May __, 1999, relating to the reorganization and including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference (that is, the Statement of Additional Information is legally a part of this Proxy Statement). A Prospectus and a Statement of Additional Information for Asset Strategy Fund, each dated January 31, 1999, and Asset Strategy Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1998, have been filed with the SEC and are incorporated herein by this reference. A Prospectus and a Statement of Additional Information for Gold & Government Fund, each dated April 15, 1999, and Gold & Government Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1998, have been filed with the SEC and also are incorporated herein by this reference. A copy of Asset Strategy Fund's Prospectus and Annual Report accompany this Proxy Statement. Copies of the other referenced documents may be obtained without charge, and further inquiries may be made, by writing to Gold & Government Fund or Asset Strategy Fund, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217, or by calling toll-free 1-800-366-5465.

         The SEC maintains a website (http://www.sec.gov) that contains the Statement of Additional Information and other material incorporated by reference, together with other information regarding Asset Strategy Fund and Gold & Government Fund.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF ASSET STRATEGY FUND OR DETERMINED WHETHER THIS PROXY STATEMENT IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                TABLE OF CONTENTS

VOTING INFORMATION.............................................................4

SYNOPSIS.......................................................................6

COMPARISON OF PRINCIPAL RISK FACTORS..........................................12

THE PROPOSED TRANSACTION......................................................15

OTHER BUSINESS................................................................22

MISCELLANEOUS.................................................................22

APPENDIX A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION
AND TERMINATION..............................................................A-1

                       UNITED GOLD & GOVERNMENT FUND, INC.


                                   -----------

                           PROSPECTUS/PROXY STATEMENT

                         Special Meeting of Shareholders
                                  June 22, 1999
                                   -----------

                               VOTING INFORMATION

         This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of United Gold & Government Fund, Inc. ("Gold & Government Fund") in connection with the solicitation of proxies from those shareholders by the Board of Directors ("Board") of Gold & Government Fund for use at a special meeting of shareholders to be held on June 22, 1999 ("Special Meeting"), and at any adjournment thereof. This Proxy Statement will first be mailed to shareholders on or about May __, 1999.

         One-third of Gold & Government Fund's shares outstanding on April 12, 1999 ("Record Date"), represented in person or by proxy, constitutes a quorum and must be present for the transaction of business at the Special Meeting. If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve the reorganization proposal described below ("Proposal") are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR the Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the Proposal against such adjournment.

         Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or the Proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against the Proposal where the required vote is a percentage of the shares outstanding. Abstentions and broker non-votes will not be counted, however, as votes cast for purposes of determining whether sufficient votes have been received to approve the Proposal.

         The individuals named as proxies on the enclosed proxy card will vote in accordance with your directions as indicated on the card, if it is received properly executed by you or by your duly appointed agent or attorney-in-fact. If you sign, date, and return the proxy card, but give no voting instructions, your shares will be voted in favor of approval of the Proposal. In addition, if you sign, date, and return the proxy card, but give no voting instructions, the duly appointed proxies may, in their discretion, vote on other matters that may come before the Special Meeting. The proxy card may be revoked by giving another proxy or by letter or telegram revoking the initial proxy. To be effective, revocation must be received by Gold & Government Fund prior to the Special Meeting and must indicate your name and account number. If you attend the Special Meeting in person you may, if you wish, vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

         To reduce costs, notices to a shareholder having more than one account in Gold & Government Fund listed under the same Social Security number at a single address have been combined. The proxy cards have been coded so that a shareholder's votes will be counted for each such account.

         As of the Record Date, Gold & Government Fund had 2,007,227.515 shares of common stock outstanding. The solicitation of proxies, the cost of which will be divided equally between Gold & Government Fund and United Asset Strategy Fund, Inc. ("Asset Strategy Fund"), will be made primarily by mail, but also may be made by telephone or oral communications by representatives of Waddell & Reed Investment Management Company ("WRIMCO"), who will not receive any compensation for these activities from either Gold & Government Fund or Asset Strategy Fund (each a "Fund"), or by Management Information Services, professional proxy solicitors, who will be paid fees and expenses of up to approximately $1500.00 for soliciting services. If votes are recorded by telephone, Management Information Services will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. You may also vote by mail or through an Internet site. Proxies voted by telephone or Internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

         WRIMCO does not know of any person who owns beneficially 5% or more of the shares of either Fund. Directors and officers of Gold & Government Fund own in the aggregate less than 1% of the shares of Gold & Government Fund.

         VOTE REQUIRED. Approval of the Proposal requires the affirmative vote of a majority of the outstanding voting securities of Gold & Government Fund, with both classes voting together. Each outstanding full share of Gold & Government Fund is entitled to one vote, and each outstanding fractional share thereof is entitled to a proportionate fractional share of one vote. If the Proposal is not approved by the requisite vote of shareholders of Gold & Government Fund, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.

         REORGANIZATION PROPOSAL. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("REORGANIZATION PLAN") UNDER WHICH ASSET STRATEGY FUND WOULD ACQUIRE ALL OF THE ASSETS OF GOLD & GOVERNMENT FUND IN EXCHANGE SOLELY FOR SHARES OF ASSET STRATEGY FUND AND THE ASSUMPTION BY ASSET STRATEGY FUND OF ALL OF GOLD & GOVERNMENT FUND'S LIABILITIES, FOLLOWED BY THE DISTRIBUTION OF THOSE SHARES TO THE SHAREHOLDERS OF GOLD & GOVERNMENT FUND ("REORGANIZATION")

                                    SYNOPSIS

         The following is a summary of certain information contained elsewhere in this Proxy Statement, the Prospectus and Statement of Additional Information of Asset Strategy Fund (which are incorporated herein by reference), the Prospectus and Statement of Additional Information of Gold & Government Fund (which are incorporated herein by reference), and the Reorganization Plan (a form of which is attached as Appendix A to this Proxy Statement). As discussed more fully below, Gold & Government Fund's Board believes that the Reorganization will benefit Gold & Government Fund's shareholders by providing them with a larger, growing investment vehicle that has an investment goal similar to that of Gold & Government Fund, but which is subject to investment policies that permit broader asset allocation than those of Gold & Government Fund.

THE PROPOSED REORGANIZATION

         Gold & Government Fund's Board considered and approved the Reorganization Plan at a meeting held on April 6, 1999. The Reorganization Plan provides for the acquisition of the assets of Gold & Government Fund by Asset Strategy Fund, in exchange solely for shares of common stock of Asset Strategy Fund and the assumption by Asset Strategy Fund of the liabilities of Gold & Government Fund. Gold & Government Fund then will distribute those shares of Asset Strategy Fund to its shareholders, by class, so that each Gold &
Government Fund shareholder will receive the number of full and fractional shares of the corresponding class of Asset Strategy Fund in terms of fees and other characteristics, including nomenclature ("corresponding class"), that is equal in aggregate value to the value of the shareholder's holdings in Gold & Government Fund as of the day the Reorganization is completed. Gold & Government Fund will be terminated as soon as practicable thereafter.

         The Reorganization is anticipated to occur as of the close of business on June 30, 1999, or at a later date when the Reorganization is approved and all contingencies have been met ("Closing Date").

         For the reasons set forth below under "The Proposed Transaction -- Reasons for the Reorganization," Gold & Government Fund's Board, including its directors who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of either Fund, WRIMCO, or Waddell & Reed, Inc. ("Independent Directors"), has determined that the Reorganization is in the best interests of Gold & Government Fund, that the terms of the Reorganization are fair and reasonable, and that the interests of Gold & Government Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, Gold & Government Fund's Board recommends approval of the transaction. In addition, the Board of Asset Strategy Fund, including its Independent Directors, has determined that the Reorganization is in the best interests of Asset Strategy Fund, that the terms of the Reorganization are fair and reasonable, and that the interests of Asset Strategy Fund's shareholders will not be diluted as a result of the Reorganization.

COMPARATIVE FEE TABLE

         The following tables show (1) fees currently incurred by shareholders of each Fund and fees that each shareholder will incur after giving effect to the Reorganization and (2) the current annual fund operating expenses incurred for the fiscal year ended September 30, 1998, by Asset Strategy Fund and the fiscal year ended December 31, 1998, by Gold & Government Fund, and pro forma fees for Asset Strategy Fund after the Reorganization.

Shareholder Fees (fees paid directly from your investment)


                                       Asset Strategy Fund          Gold & Government               Combined Fund
                                       -------------------          -----------------               -------------
                                                                           Fund
                                                                           ----
                                      Class A      Class Y       Class A       Class Y        Class A         Class Y

Sales  charge  (load) on               5.75%         None         5.75%          None          5.75%            None
purchases of shares

Sales charge  (load) on                 None         None          None          None           None            None
reinvested dividends

Redemption  fee or deferred             None         None          None          None           None            None
sales charge (load)

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                       Asset Strategy Fund          Gold & Government               Combined Fund
                                       -------------------          -----------------               -------------
                                                                           Fund
                                                                           ----
                                      Class A      Class Y       Class A       Class Y        Class A         Class Y

Management Fees                        0.69%        0.69%         0.69%         0.69%          0.69%           0.69%

Distribution (12b-1) Fees*             0.24%         None         0.25%          None          0.25%            None

Other Expenses    (including           0.69%        0.49%         1.52%         1.16%          0.78%           0.48%
transfer agency, registration          -----        -----         -----         -----          -----           -----
fees,  accounting  services  fees,
and other expenses)

Total Fund Operating                   1.62%        1.18%         2.46%         1.85%          1.72%           1.17%
Expenses


* Because each Fund pays distribution fees with respect to Class A shares, long-term Class A shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE OF EFFECT ON FUND EXPENSES

         This Example is intended to help you compare the cost of investing in Gold & Government Fund with the cost of investing in Asset Strategy Fund and the cost of investing in Asset Strategy Fund assuming the Reorganization has been completed.

         The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs or returns may be higher or lower, based on these assumptions, your costs would be:

                              ONE YEAR     THREE YEARS    FIVE YEARS   TEN YEARS
Class A Shares:

Asset Strategy Fund             $730          $1,057         $1,406       $2,386

Gold & Government Fund          $810          $1,297         $1,810       $3,210

Combined Fund                   $739          $1,083         $1,450       $2,478

Class Y Shares:
Asset Strategy Fund             $120            $375           $648       $1,432
Gold & Government Fund          $188            $582         $1,001       $2,169
Combined Fund                   $119            $372           $644       $1,420


FORM OF ORGANIZATION

         Asset Strategy Fund is an open-end, diversified management investment company that was organized as a Maryland corporation on August 25, 1994. Gold & Government Fund is an open-end, diversified management investment company that was organized as a Maryland corporation on February 28, 1985. Neither Fund is required to (nor do they) hold annual shareholder meetings.

INVESTMENT MANAGER

         WRIMCO is the investment manager of each Fund. In this capacity, WRIMCO supervises all aspects of each Fund's operations and makes and implements all investment decisions for each Fund.

         Each Fund currently pays WRIMCO a management fee that combines a specific fee and a group fee. For each Fund, the specific fee is 0.30% of the Fund's average daily net assets. The group fee is calculated on the basis of the combined average daily net assets of all the funds in the United Group of Mutual Funds based on the following schedule:

     GROUP NET ASSET LEVEL (IN MILLIONS)          ANNUAL GROUP FEE RATE
               From $0 to $750                           0.51%
             From $750 to $1,500                         0.49%
            From $1,500 to $2,250                        0.47%
            From $2,250 to $3,000                        0.45%
            From $3,000 to $3,750                        0.43%
            From $3,750 to $7,500                        0.40%
            From $7,500 to $12,000                       0.38%
                 Over $12,000                            0.36%

For the fiscal year ended September 30, 1998, Asset Strategy Fund paid WRIMCO an investment management fee of 0.69% of its average daily net assets. For the fiscal year ended December 31, 1998, Gold & Government Fund paid WRIMCO an investment management fee of 0.69% of its average daily net assets.

         Following the Reorganization, the initial management fee for the combined Fund is expected to be 0.69% of average daily net assets. However, this fee may change if proposals currently under separate consideration by shareholders of both Funds are approved. Those proposals would change the management fee schedule to eliminate the group fee component and to modify the fee based on each Fund's average daily net assets. If Asset Strategy Fund's shareholders approve the proposed fee schedule, its management fee would be calculated at the annual rate of: 0.70% of average daily net assets up to $1 billion; 0.65% of such assets from $1 billion to $2 billion; 0.60% of such assets from $2 billion to $3 billion; and 0.55% of such assets thereafter. If Gold & Government Fund's shareholders approve the proposed fee schedule, its management fee would be calculated at the annual rate of: 0.85% of average daily net assets up to $1 billion; 0.83% of such assets from $1 billion to $2 billion; 0.80% of such assets from $2 billion to $3 billion; and 0.76% of such assets thereafter. WRIMCO intends, however, to waive Gold & Government Fund's management fee if that Fund's net assets are less than $25 million, but this waiver may be terminated by WRIMCO at any time. WRIMCO will consider termination of this waiver if Gold & Government Fund's shareholders fail to approve the Reorganization. If the Reorganization is approved by Gold & Government Fund's shareholders, the proposed change in its fee schedule will not become effective.

INVESTMENT GOALS AND POLICIES

         The investment goal and policies of each Fund are set forth below. There can be no assurance that either Fund will achieve its investment goal.

         ASSET STRATEGY FUND. Asset Strategy Fund's investment goal is high total return over the long term. The Fund seeks to achieve its goal by allocating its assets among stocks, bonds of any quality including junk bonds (rated BB and below by S&P, and Ba and below by Moody's), and short-term instruments, both in the United States and abroad. The Fund generally allocates 70% of its assets to stocks, 25% to bonds, and 5% to short-term instruments, but this mix will vary based on WRIMCO's outlook for the different markets. Changes in this mix may be based on such factors as interest rate changes, security valuation levels, and a rise in the potential for growth stocks

         Asset Strategy Fund may also invest in and use other types of instruments in seeking to achieve its goals. For example, the Fund may invest in options, futures contracts, asset-backed securities, and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or the value of, the derivative is measured. The Fund can invest in securities of companies of any size. See its Statement of Additional Information for more information about permitted investments and strategies, as well as the restrictions that apply to them.

         As a defensive measure, Asset Strategy Fund may increase its holdings in the bond or short-term classes when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices, or significant loss in stock value. The Fund may also, as a temporary defensive measure, invest up to 100% of its assets in high-quality money market instruments or precious metals.

         GOLD & GOVERNMENT FUND. Gold & Government Fund's investment goal is high total return. The Fund seeks to achieve its goal by investing primarily in gold-related and other minerals-related securities and gold, silver, and platinum during periods of actual or expected inflation or when the environment for investing in precious metals otherwise appears to WRIMCO to be favorable and by investing in U.S. Government securities during periods of actual or expected disinflation or low inflation.

         Gold & Government Fund may invest in different kinds of securities, such as debt securities, preferred stock, common stock, and convertible securities. It may also invest in and use other types of instruments in seeking to achieve its goals. For example, the Fund is permitted to invest in options, futures contracts, asset-backed securities, and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

         BOTH FUNDS. Each Fund's investment portfolio is actively traded -- securities may be bought and sold relatively quickly during certain market or economic conditions. At times, each Fund's portfolio turnover rate may exceed 200%, resulting in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders.

OPERATIONS OF ASSET STRATEGY FUND FOLLOWING THE REORGANIZATION

         As indicated above, the investment goal of Asset Strategy Fund is similar to that of Gold & Government Fund, and Asset Strategy Fund's investment policies are broader than those of Gold & Government Fund. Based on its review of the Funds' investment portfolios, WRIMCO believes that a substantial portion of the assets held by Gold & Government Fund will be consistent with the investment policies of Asset Strategy Fund and thus can be transferred to and held by Asset Strategy Fund if the Reorganization Plan is approved. If, however, Gold & Government Fund has any assets that may not be held by Asset Strategy Fund, those assets will be sold prior to the Reorganization. The proceeds of such sales will be held in temporary investments or reinvested in assets that qualify to be held by Asset Strategy Fund. The possible need for Gold & Government Fund to dispose of assets prior to the Reorganization could result in selling securities at a disadvantageous time and could result in its realizing losses that might not otherwise be realized until a later date. Alternatively, these sales could result in Gold & Government Fund's realizing gains that might not otherwise be realized until a later date, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganization.

         As discussed above, WRIMCO serves as investment manager of both Funds. After the Reorganization, WRIMCO, in its capacity as investment manager of Asset Strategy Fund, will have sole responsibility for managing the Funds' combined assets. In addition, Asset Strategy Fund's Directors and officers, distributor, and other outside agents will continue to serve the Fund in their current capacities.

PURCHASES AND REDEMPTIONS

         PURCHASES. Class A shares of each Fund may be purchased by mail or automatic investment transactions, and Class Y shares thereof may also be purchased by wire or through certain third parties. The shares of each Fund are sold on a continuous basis at the net asset value per share ("NAV") next calculated after receipt of a purchase order in good form, plus, for Class A shares, any applicable sales charge. The NAV for each Fund is computed separately and is determined once each day that the New York Stock Exchange is open ("Business Day") as of the close of regular trading on the Exchange, but may also be computed at other times. For a more complete discussion of share purchases, see "Your Account -- Buying Shares" in either Fund's Prospectus.

         REDEMPTIONS. Class A shares of each Fund may be redeemed by mail, and Class Y shares may also be redeemed by telephone or fax or through certain third parties. Redemptions are made at the NAV next determined after a request in proper form is received at the Fund's office. Normally, payments for shares redeemed will be mailed within seven days following receipt of the required documents. For a more complete discussion of share redemption procedures, see "Your Account -- Selling Shares" in either Fund's Prospectus.

         Gold & Government Fund's shares will no longer be available for purchase on the Business Day following the Closing Date. Redemptions of Gold & Government Fund's shares may be effected through the Closing Date.

EXCHANGES

         Shares of each Fund may be exchanged for shares of the corresponding class of another fund in the United Group of Mutual Funds on the basis of their respective NAVs at the time of the exchange. After the Reorganization, shares of Asset Strategy Fund will continue to be exchangeable for shares of the corresponding class of another fund in the United Group of Mutual Funds. For a more complete discussion of the Funds' exchange policies, see "Your Account -- Shareholder Services: Exchanges" in either Fund's Prospectus.

DIVIDENDS AND OTHER DISTRIBUTIONS

         Each Fund earns investment income in the form of interest and dividends on investments. Dividends paid by each Fund are based solely on its investment income. Each Fund's policy is to distribute substantially all of its investment income, less expenses, to shareholders on a quarterly basis (March, June, September, and December), at the discretion of its Board. Dividends are automatically reinvested in additional shares of the class of the Fund at the NAV on the payable date unless otherwise requested.

         Each Fund also realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on these sales exceed total losses (including losses carried forward from previous years), the Fund has capital gain net income. Net realized capital gains, if any, together with net gains realized on foreign currency transactions, if any, are distributed to each Fund's shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in additional shares of the distributing class of the Fund at the NAV on the payable date unless otherwise requested.

         On or before the Closing Date, Gold & Government Fund will declare a distribution of substantially all of its net investment income and realized net capital gain, if any, and distribute that amount plus any previously declared but unpaid distributions, in order to continue to maintain its tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

         The Funds will receive an opinion of their counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund nor, except as noted below, any of their shareholders will recognize any gain or loss as a result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Considerations," below. If Gold & Government Fund sells securities prior to the Closing Date, it may realize gains or losses that might not otherwise be realized until a later date. Any such net gains would increase the amount of any distribution made to shareholders of Gold & Government Fund prior to the Closing Date.

                      COMPARISON OF PRINCIPAL RISK FACTORS

         An investment in each Fund is subject to market risk, financial risk, and, in some cases, prepayment risk.

o Market risk is the possibility of a change in the price of a security or other asset because of market factors. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of a Fund will likely change as well.

o Financial risk is based on the financial situation of the issuer of the security. For an equity investment, a Fund's financial risk may depend, for example, on the earnings performance of the company issuing the stock. To the extent that a Fund invests in debt securities, its financial risk depends on the credit quality of the securities in which it invests.

o Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid prior to its expected maturity date.

         Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of each Fund's investments and the income it generates will vary from day to day, generally due to changes in interest rates, market conditions, and other company and economic news. Performance will also depend on WRIMCO's skill in allocating each Fund's assets. Asset Strategy Fund diversifies across investment types more than most mutual funds; Gold & Government Fund allocates its assets in a narrow range. Neither Fund can provide an appropriate balanced investment plan for all investors.

         Market risk for small- or medium-sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience more volatile trading and greater price fluctuations.

         Certain types of each Fund's authorized investments and strategies (such as foreign securities, "junk bonds," and derivative instruments) involve special risks. Depending on how much each Fund invests or uses these strategies, these special risks may become significant. Foreign securities and foreign currencies may involve risks relating to currency fluctuations, political or economic conditions in the foreign country, and the potentially less stringent investor protection and disclosure standards of foreign markets. These factors could make foreign investments, especially those in developing countries, more volatile. "Junk bonds" are more susceptible to the risk of non-payment or default, and their prices may be more volatile, than higher-rated bonds.

         As with any mutual fund, the value of each Fund's shares will change and you could lose money on your investment. An investment in each Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Because Gold & Government Fund, like Asset Strategy Fund, invests in equity and debt securities, including foreign securities, junk bonds, and derivatives, an investment in Gold & Government Fund is subject to the same general risks as an investment in Asset Strategy Fund. However, because Gold & Government Fund generally invests heavily in precious metals and in minerals-related securities, it is particularly subject to the risks of such investments, and the price of its shares may vary more widely than the price of shares of Asset Strategy Fund, which invests more broadly.

         Minerals-related securities are securities that offer an investment participation in the mining, processing, production, exploration, refining, or sales of gold, platinum, silver, or hydrocarbons. Investments in minerals-related securities and precious metals can fluctuate sharply and are considered speculative. A substantial portion of Gold & Government Fund's minerals-related securities may be invested in foreign securities, which present additional risks such as those relating to currency fluctuations and political or economic conditions affecting the foreign country. Depending on international monetary or political conditions or short-term supplies of precious metals, Gold & Government Fund's assets may be more volatile than other types of investments.

         Gold & Government Fund's investment success depends to a high degree on the validity of the premise that the values of minerals-related securities will move in different directions than the values of U.S. Government securities during periods of inflation or disinflation. If the values of both types of securities move down during the same period of time, the value of a shareholder's investment will decline rather than stabilize or increase as anticipated, regardless of whether Gold & Government Fund is invested in minerals-related securities or U.S. Government securities.

         The concentration of the supply of gold and the control of gold sales present additional risks to Gold & Government Fund. The six largest producers of gold are the Republic of South Africa, the United States, Australia, the New Independent States of the former Soviet Union, Canada, and China. Economic, social, and political conditions and goals prevailing in these countries may have a direct effect on the production and marketing of newly produced gold and sales of central bank holdings.

         There is also the possibility that, under unusual international monetary or political conditions, Gold & Government Fund's assets may be less liquid, or the change in value of its assets might be more volatile, than would be the case with other investments. In particular, the price of gold is affected by direct and indirect use of it to settle net deficits between nations.

YEAR 2000 AND EURO ISSUES

         Like   other   mutual   funds,   financial    institutions,    business
organizations, and individuals around the world, each Fund could be adversely affected if the computer systems used by WRIMCO and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. WRIMCO is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by each Fund's other, major service providers. Although there can be no assurances, WRIMCO believes that these steps will be sufficient to avoid any adverse impact on each Fund. Similarly, the companies and other issuers in which each Fund invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid any adverse impact on the Fund.

         Each Fund may also be adversely affected by the conversion of certain European currencies to the Euro. This conversion, which is under way, is scheduled to be completed in 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

                            THE PROPOSED TRANSACTION

REORGANIZATION PLAN

         The terms and conditions under which the proposed transaction will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a form of which is attached as Appendix A to this Proxy Statement.

         The Reorganization Plan provides for (a) the acquisition by Asset Strategy Fund on the Closing Date of the assets of Gold & Government Fund in exchange solely for Asset Strategy Fund shares and the assumption by Asset Strategy Fund of Gold & Government Fund's liabilities and (b) the distribution of those Asset Strategy Fund shares to the shareholders of Gold & Government Fund.

         The assets of Gold & Government Fund to be acquired by Asset Strategy Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Gold & Government Fund's books, and all other property owned by Gold & Government Fund. Asset Strategy Fund will assume from Gold & Government Fund all liabilities, debts, obligations, and duties of Gold & Government Fund of whatever kind or nature; provided, however, that Gold & Government Fund will use its best efforts to discharge all of its known liabilities before the Closing Date. Asset Strategy Fund will deliver its shares to Gold & Government Fund, which will distribute the shares to Gold & Government Fund's shareholders.

         The value of Gold & Government Fund's assets to be acquired by Asset Strategy Fund and the NAV per Class A and Class Y share of the Asset Strategy Fund shares to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date
("Valuation Time"), using the valuation procedures described in each Fund's then-current Prospectus and Statement of Additional Information. Gold & Government Fund's net value shall be the value of its assets to be acquired by Asset Strategy Fund, less the amount of Gold & Government Fund's liabilities, as of the Valuation Time.

         On, or as soon as practicable after, the Closing Date, Gold & Government Fund will distribute PRO RATA to its shareholders of record the Asset Strategy Fund shares it receives, by class, as of the effective time of the Reorganization, so that each Gold & Government Fund shareholder will receive a number of full and fractional Asset Strategy Fund shares of the corresponding class or classes equal in aggregate value to the shareholder's holdings in Gold & Government Fund. Gold & Government Fund will be terminated as soon as practicable after the share distribution. The shares will be distributed by opening accounts on the books of Asset Strategy Fund in the names of Gold & Government Fund shareholders and by transferring to those accounts the shares of each class previously credited to the account of Gold & Government Fund on those books. Fractional shares in each class of Asset Strategy Fund will be rounded to the third decimal place.

         Because Asset Strategy Fund shares will be issued at NAV in exchange for the net assets of Gold & Government Fund, the aggregate value of shares of each class of Asset Strategy Fund issued to each Gold & Government Fund shareholder will equal the aggregate value of the shareholder's shares of the corresponding class of Gold & Government Fund immediately prior to the Reorganization. The NAV of Asset Strategy Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

         Any transfer taxes payable on the issuance of Asset Strategy Fund shares in a name other than that of the registered Gold & Government Fund shareholder will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of Gold & Government Fund to a public authority will continue to be its responsibility until it is dissolved.

         The cost of the Reorganization, including professional fees and the cost of soliciting proxies for the Special Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be divided equally between the Funds. The Board of each Fund considered these expenses in approving the Reorganization and finding that the Reorganization is in the best interests of its Fund.

         The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by either Fund. In addition, the Reorganization Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Special Meeting that has a material adverse effect on the interests of Gold & Government Fund's shareholders.

REASONS FOR THE REORGANIZATION

         The Board of each Fund, including a majority of its Independent Directors, has determined that the Reorganization is in the best interests of its Fund, that the terms of the Reorganization are fair and reasonable, and that the interests of its Fund's shareholders will not be diluted as a result of the Reorganization.

         In approving the Reorganization, each Board, including a majority of its Independent Directors, considered a number of factors, including the following:

         (1) the compatibility of the Funds' investment goals, policies, and restrictions;

         (2) the effect of the Reorganization on the Funds' expected investment performance;

         (3) the effect of the Reorganization on the expense ratio of each Fund relative to its current expense ratio;

         (4) the costs to be incurred by each Fund as a result of the Reorganization;

         (5) the tax consequences of the Reorganization;

         (6) possible alternatives to the Reorganization, including whether Gold & Government Fund could continue to operate on a stand-alone basis or should be liquidated; and

         (7) the potential benefits of the Reorganization to WRIMCO and to other persons.

         The Reorganization was recommended to the Board of each Fund by WRIMCO. In recommending the Reorganization, WRIMCO advised the Boards that the overall fees of Asset Strategy Fund are lower than those of Gold & Government Fund. The Boards considered the fact that Asset Strategy Fund has a better performance record and that Gold & Government Fund has had more difficulty in attracting assets than Asset Strategy Fund. The Boards also considered that Asset Strategy Fund has broader investment strategies than Gold & Government Fund.

         The Board of Gold & Government Fund considered that the Reorganization would permit Gold & Government Fund shareholders to move into a new, broader investment without undergoing a taxable transaction. Even though Asset Strategy Fund can invest in bullion and gold-related stocks, the Board recognized, however, that those Gold & Government Fund shareholders who wished to remain invested in a narrowly-focused gold fund would be required to invest elsewhere, which would be a taxable transaction.

         The Board of Gold & Government Fund also considered that the Reorganization would place the Gold & Government Fund shareholders in a fund with a considerably lower expense ratio than Gold & Government Fund. WRIMCO noted that Class A of the combined Fund would have a slightly higher expense ratio than Class A of Asset Strategy Fund due to increases in transfer agency costs, but stated its belief that Asset Strategy Fund as a whole would likely benefit from having a larger, more stable asset base. The Board of each Fund also consider that management proposed, in view of the greater benefit to Gold & Government Fund shareholders, to divide the costs of the Reorganization equally between the Funds, rather than to allocate those costs between the Funds on a PRO RATA basis, which would impose a greater burden on Asset Strategy Fund shareholders.

        [Each Board also considered that, prior to the consummation of the Reorganization, Gold & Government Fund would have losses, either from prior periods or as a result of selling off all or a portion of its bullion positions, that Asset Strategy Fund could use following the Reorganization to offset future gains.]

         The Gold & Government Fund Board also considered whether there were other alternatives to the Reorganization. In particular, the Board considered whether to liquidate the Fund. The Board determined to revisit that option if Gold & Government Fund's shareholders reject the proposed Reorganization.

DESCRIPTION OF SECURITIES TO BE ISSUED

         Asset Strategy Fund is registered with the SEC as an open-end management investment company. Shares of Asset Strategy Fund entitle their holders to one vote per full share and fractional votes for fractional shares held.

         Asset Strategy Fund does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing Directors unless fewer than a majority of the Directors holding office have been elected by shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. The Directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Fund's Articles of Incorporation, or at their discretion.

TEMPORARY WAIVER OF INVESTMENT RESTRICTIONS

         Certain fundamental investment restrictions of Gold & Government Fund might be construed as restricting its ability to carry out the Reorganization. By approving the Reorganization Plan, Gold & Government Fund's shareholders will be agreeing to waive, for the purpose of the Reorganization only, those fundamental investment restrictions that could prohibit or otherwise impede the transaction.

FEDERAL INCOME TAX CONSIDERATIONS

         The exchange of Gold & Government Fund's assets for Asset Strategy Fund shares and Asset Strategy Fund's assumption of Gold & Government Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Code. The Funds will receive an opinion of their counsel, Kirkpatrick & Lockhart LLP, substantially to the effect that --

                  (1) Asset Strategy Fund's acquisition of Gold & Government Fund's assets in exchange solely for Asset Strategy Fund shares and Asset Strategy Fund's assumption of Gold & Government Fund's liabilities, followed by Gold & Government Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Gold & Government Fund shares, will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

                  (2) Gold & Government Fund will recognize no gain or loss on the transfer to Asset Strategy Fund of its assets in exchange solely for Asset Strategy Fund shares and Asset Strategy Fund's assumption of Gold & Government Fund's liabilities or on the subsequent distribution of those shares to Gold & Government Fund's shareholders in constructive exchange for their Gold & Government Fund shares:

                  (3) Asset Strategy Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Asset Strategy Fund shares and its assumption of Gold & Government Fund's liabilities;

                  (4) Asset Strategy Fund's basis for the transferred assets will be the same as the basis thereof in Gold & Government Fund's hands immediately before the Reorganization, and Asset Strategy Fund's holding period for those assets will include Gold & Government Fund's holding period therefor;

                  (5) A Gold & Government Fund shareholder will recognize no gain or loss on the constructive exchange of all its Gold & Government Fund shares solely for Asset Strategy Fund shares pursuant to the Reorganization; and

                  (6) A Gold & Government Fund shareholder's aggregate basis for the Asset Strategy Fund shares to be received by it in the Reorganization will be the same as the aggregate basis for its Gold & Government Fund shares to be constructively surrendered in exchange for those Asset Strategy Fund shares, and its holding period for those Asset Strategy Fund shares will include its holding period for those

         Gold & Government Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

         The tax opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

         Shareholders of Gold & Government Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

         The following table shows the capitalizations of Asset Strategy Fund and Gold & Government Fund as of September 30, 1998 (unaudited) and on a PRO FORMA combined basis (unaudited) as of September 30, 1998, giving effect to the Reorganization as of that date, without reflecting any expenses of the
Reorganization:


                                              ASSET STRATEGY FUND    GOLD & GOVERNMENT FUND    COMBINED FUND
                                                                                                (PRO FORMA)

Net Assets...............................         $33,110,651             $ 14,144,419          $ 47,255,070

Net Asset Value Per Share................            $ 5.78                  $6.65                 $ 5.78

Shares Outstanding.......................          5,723,568                2,126,553              8,170,669


ADDITIONAL INFORMATION ABOUT ASSET STRATEGY FUND

         FINANCIAL HIGHLIGHTS

         The table below provides selected per share data and ratios for one Class A share and one Class Y share of Asset Strategy Fund for each of the periods shown. This information is supplemented by the financial statements and accompanying notes in Asset Strategy Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1998, which is incorporated by reference into the Statement of Additional Information. This information has been audited by Deloitte & Touche LLP, whose independent auditors' report is included in the Annual Report to Shareholders, for the fiscal year ended September 30, 1998.


                                                             CLASS A SHARE

                                                                 For the Fiscal Year Ended       For the Period
                                                                       September 30,              from 3/9/95*
                                                                                                 through 9/30/95
                                                             ---------------------------------------------------------
                                                                   1998        1997       1996
PER SHARE DATA
Net Asset Value -
  Beginning of Period                                             $5.99       $5.24      $5.42                  $5.00
                                                            ----------------------------------------------------------

INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income (Loss)                                       0.15        0.16       0.15                   0.07
Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)                                                  0.28        0.74      (0.17)                  0.40
                                                            ----------------------------------------------------------

Total from Investment
  Operations                                                       0.43        0.90      (0.02)                  0.47
                                                            ----------------------------------------------------------

LESS DISTRIBUTIONS
Dividends from Net  Investment
  Income                                                          (0.17)      (0.15)     (0.15)                 (0.05)
Distribution from Capital
  Gains                                                           (0.47)      (0.00)     (0.00)                 (0.00)

In Excess of Capital Gains                                        (0.00)      (0.00)     (0.01)                 (0.00)
                                                            ----------------------------------------------------------
Total Distributions                                               (0.64)      (0.15)     (0.16)                 (0.05)
                                                            ----------------------------------------------------------
Net Asset Value - End of Period                                   $5.78       $5.99      $5.24                  $5.42
                                                            ----------------------------------------------------------

Total Return**                                                    7.89%      17.46%     -0.49%                  9.42%
===== ======

RATIOS
Net Assets - End of Period
  ($000 Omitted)                                                $32,868     $28,221    $31,828                $22,248
Ratio of Expenses to Average
  Net Assets (b)                                                  1.62%       1.70%      1.68%               1.64%***
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets (b)                                                  2.45%       2.87%      2.93%               3.71%***
Portfolio Turnover Rate                                         230.09%     173.88%     91.06%                  9.32%

* Commencement of operations
** Total return  calculated  without taking into account the sales load deducted on an initial purchase
*** Annualized


                                       20


                                           CLASS Y SHARE

                                                For the Fiscal Year Ended         For the Period from
                                                      September 30,                  9/27/95* through
                                                                                        9/30/95
                                             --------------------------------------------------------
                                                  1998         1997        1996
PER SHARE DATA
Net Asset Value -
  Beginning of Period                            $5.99        $5.24       $5.42                 $5.41
                                             --------------------------------------------------------

INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income (Loss)                      0.16         0.17        0.16                  0.00
Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)                                 0.29         0.75       (0.17)                 0.01
                                             --------------------------------------------------------

Total from Investment
  Operations                                      0.45         0.92       (0.01)                 0.01
                                             --------------------------------------------------------

LESS DISTRIBUTIONS
Dividends from Net  Investment
  Income                                         (0.19)       (0.17)      (0.16)               (0.00)
Distribution from Capital
  Gains                                          (0.47)       (0.00)      (0.00)               (0.00)
In Excess of Capital Gains                       (0.00)       (0.00)      (0.01)               (0.00)
                                              -------------------------------------------------------

Total Distributions                              (0.66)       (0.17)      (0.17)               (0.00)
                                              -------------------------------------------------------
Net Asset Value - End of Period                  $5.78        $5.99       $5.24                 $5.42
                                              -------------------------------------------------------

Total Return                                      8.26%       17.93%      -0.21%                0.18%
===== ======

RATIOS
Net Assets - End of Period
  ($000 Omitted)                                  $243         $322        $330                   $3
Ratio of Expenses to Average
  Net Assets (b)                                  1.37%        1.28%       1.29%                0.00%
Ratio of Net Investment
  Income (Loss) to Average                        2.79%        3.29%       3.43%                0.00%
  Net Assets (b)
Portfolio Turnover Rate                         230.09%      173.88%      91.06%              9.32%**

* Commencement of operations
** Annualized

           THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE
                        "FOR" THE REORGANIZATION PROPOSAL
              -----------------------------------------------------

                                 OTHER BUSINESS

         The Board knows of no other business to be brought before the Special Meeting. If, however, any other matters properly come before the Special Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.

                                  MISCELLANEOUS

AVAILABLE INFORMATION

         Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and, in accordance with those requirements, files reports, proxy material, and other information with the SEC. These reports, proxy material, and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the Midwest Regional office of the SEC, Northwest Atrium Center, 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC, Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459 at prescribed rates.

LEGAL MATTERS

         Certain legal matters in connection with the issuance of Asset Strategy Fund shares as part of the Reorganization have been passed upon by Asset Strategy Fund's counsel, Kirkpatrick & Lockhart LLP.

EXPERTS

         The audited financial statements of each Fund, incorporated herein by reference and incorporated by reference or included in their respective Statements of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors for the Funds, whose reports thereon are included in the Funds' respective Annual Report to Shareholders for the fiscal year periods ended September 30, 1998 with respect to Asset Strategy Fund and December 31, 1998 with respect to Gold & Government Fund. The financial statements audited by Deloitte & Touche LLP have been incorporated herein by reference in reliance on their reports given on their authority as experts in auditing and accounting matters.

                                   APPENDIX A

          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION
          ------------------------------------------------------------

      THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of April __, 1999, between United Gold & Government Fund, Inc., a
Maryland  corporation  ("Target"),  and United  Asset  Strategy  Fund,  Inc.,  a
Maryland corporation ("Acquiring Fund"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.")

      This Agreement is intended to be, and is adopted as, a plan of a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). The reorganization will involve the transfer to Acquiring Fund of Target's assets in exchange solely for voting shares of common stock of Acquiring Fund, par value $0.01 per share ("Acquiring Fund Shares"), and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares PRO RATA to the holders of shares of common stock of Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the "Reorganization."

      Acquiring Fund Shares are currently divided into two classes, designated Class A and Class Y shares ("Class A Acquiring Fund Shares" and "Class Y Acquiring Fund Shares," respectively). The classes differ as follows:

      (1) Class A Acquiring Fund Shares are offered at net asset value ("NAV") plus a front-end sales charge ("FESC") and are subject to a service fee ("Rule 12b-1 Fee"), at the annual rate of up to 0.25% of its average daily net assets, imposed pursuant to a plan of distribution adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"); and

      (2) Class Y Acquiring Fund Shares are offered at NAV but are not subject to either a FESC or a Rule 12b-1 Fee.

Target Shares also are divided into two classes, likewise designated Class A and Class Y shares ("Class A Target Shares" and "Class Y Target Shares," respectively). Each class of Target Shares is substantially similar to the correspondingly designated class of Acquiring Fund Shares.

      In consideration of the mutual promises contained herein, the parties agree as follows:

1.    PLAN OF REORGANIZATION AND TERMINATION
      --------------------------------------

      1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund.
Acquiring Fund agrees in exchange therefor --

            (a) to issue and deliver to Target the number of full and fractional
                (rounded to the third decimal place) (i) Class A Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) ("Target Value") attributable to the Class A Target Shares by the NAV (computed as set forth in paragraph 2.2) of a Class A Acquiring Fund Share, and (ii) Class Y Acquiring Fund Shares determined by dividing the Target Value attributable to the Class Y Target Shares by the NAV (as so computed) of a Class Y Acquiring Fund Share; and

            (b) to assume all of Target's liabilities described in paragraph 1.3
                ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

      1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

      1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. Such distribution shall be accomplished by Acquiring Fund's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (I.E., the account for a Shareholder of Class A Target Shares shall be credited with the respective PRO RATA number of Class A Acquiring Fund Shares due that Shareholder, and the account for a Shareholder of Class Y Target Shares shall be credited with the respective PRO RATA number of Class Y Acquiring Fund Shares due that Shareholder). All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within twelve months after the Effective Time, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.    VALUATION
      ---------

      2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information ("SAI") less (b) the amount of the Liabilities as of the Valuation Time.

      2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and SAI.

      2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Waddell & Reed Investment Management Company ("WRIMCO").

3.    CLOSING AND EFFECTIVE TIME
      --------------------------

      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on June 30, 1999, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the Target Value and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

      3.2. Target's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately following the Closing, does or will conform to such information on Target's books immediately before the Closing. Target's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3. Target shall deliver to Acquiring Fund at the Closing a list of the names and addresses of the Shareholders and the number (by class) of outstanding Target Shares owned by each Shareholder, all as of the Effective Time, certified by the Secretary or Assistant Secretary of Target. Acquiring Fund's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Acquiring Fund shall issue and deliver a confirmation to Target evidencing the Acquiring Fund Shares (by class) to be credited to Target at the Effective Time or provide evidence satisfactory to Target that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

      3.4. Each Fund shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.    REPRESENTATIONS AND WARRANTIES
      ------------------------------

      4.1.  Target represents and warrants as follows:

            4.1.1. Target is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of the State of Maryland;

            4.1.2.  Target  is  duly  registered  as   an  open-end   management
      investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            4.1.3. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

            4.1.4. Target's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            4.1.5.  Target  is  not   in  violation  of,  and the  execution and
      delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of Target's Articles of Incorporation or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by Acquiring Fund;

            4.1.6. Except as otherwise disclosed in writing to and accepted by Acquiring Fund, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

            4.1.7. Except as otherwise disclosed in writing to and accepted by Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Target that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            4.1.8. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Target's board of directors, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders, this Agreement constitutes a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            4.1.9. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

            4.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Target, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Acquiring Fund on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

            4.1.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Acquiring Fund for use therein;

            4.1.12. The Liabilities were incurred by Target in the ordinary course of its business; and there are no Liabilities other than liabilities disclosed or provided for in Target's financial statements referred to in paragraph 4.1.18 and liabilities incurred by Target in the ordinary course of its business subsequent to December 31, 1998, or otherwise previously disclosed to Acquiring Fund, none of which has been materially adverse to the business, assets, or results of Target operations;

            4.1.13. Target qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

            4.1.14. Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

            4.1.15. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

            4.1.16. Target will be terminated as soon as reasonably practicable after the Effective Time, but in all events within twelve months thereafter;

            4.1.17. Target's federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended December 31, 1997, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

            4.1.18. The financial statements of Target for the year ended December 31, 1998, to be delivered to Acquiring Fund, fairly represent the financial position of Target as of that date and the results of its operations and changes in its net assets for the year then ended.

      4.2.  Acquiring Fund represents and warrants as follows:

            4.2.1. Acquiring Fund is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of the State of Maryland;

            4.2.2. Acquiring Fund is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            4.2.3. Acquiring Fund has 1,000,000,000 authorized shares of common stock, par value $0.01 per share, of which 5,682,000 shares were outstanding, as of September 30, 1998. Because Acquiring Fund is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding Acquiring Fund Shares may change prior to the Effective Time;

            4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

            4.2.5. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

            4.2.6. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of Acquiring Fund's Articles of Incorporation or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Target;

            4.2.8. Except as otherwise disclosed in writing to and accepted by Target, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against Acquiring Fund that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Acquiring Fund's board of directors (together with Target's board of directors, the "Boards"), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by Acquiring Fund, except for (a) the filing with the SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

            4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Target for use therein;

            4.2.12. Acquiring Fund qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

            4.2.13. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of that business;

            4.2.14. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Income Tax Regulations under the Code), (b) use a significant portion of Target's historic business assets (within the meaning of section 1.368-1(d)(3) of the Income Tax Regulations under the
      Code) in a business, (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

            4.2.15. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

            4.2.16. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

            4.2.17. Acquiring Fund does not own, directly or indirectly, nor at the Effective Time will it own, directly or indirectly, nor has it owned, directly or indirectly, at any time during the past five years, any shares of Target;

            4.2.18. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended September 30, 1997, have been timely filed and all taxes payable pursuant to such returns have been timely paid;

            4.2.19. The financial statements of Acquiring Fund for the year ended September 30, 1998, to be delivered to Target, fairly represent the financial position of Acquiring Fund as of that date and the results of its operations and changes in its net assets for the year then ended; and

            4.2.20. If the Reorganization is consummated, Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of Acquiring Fund Shares for the purpose of making additional investments in Acquiring Fund Shares, regardless of the value of the Acquiring Fund Shares so received.

      4.3.  Each Fund represents and warrants as follows:

            4.3.1. The aggregate fair market value of the Acquiring Fund Shares, when received by the Shareholders, will be approximately equal to the aggregate fair market value of their Target Shares constructively surrendered in exchange therefor;

            4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person related (within the meaning of section 1.368-1(e)(3) of the Income Tax Regulations under the Code) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person related (as so defined) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

            4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

            4.3.4. Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto (in addition to the assets and liabilities Acquiring Fund then held or was subject to), plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

            4.3.5. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

            4.3.6. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

            4.3.7. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions not made as part of the Reorganization and (b) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

            4.3.8. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

            4.3.9. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" of Acquiring Fund within the meaning of section 304(c) of the Code; and

            4.3.10. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses").

5.    COVENANTS
      ---------

      5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that:

            (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities; and

            (b) each Fund will retain  exclusive  control of the  composition of its portfolio until the Closing; provided that (1) Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent and (2) if Target's shareholders' approve this Agreement (and the transactions contemplated hereby), then between the date of such approval and the Closing, the Funds shall coordinate their respective portfolios so that the transfer of the Assets to Acquiring Fund will not cause it to fail to be in compliance with all of its investment policies and restrictions immediately after the Closing.

      5.2. Target covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

      5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.4. Target covenants that it will assist Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Target Shares.

      5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Acquiring Fund at the Closing.

      5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

      5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

      5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT
      --------------------

      Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

      6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Boards and shall have been approved by Target's shareholders in accordance with applicable law.

      6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Fund may for itself waive any of such conditions.

      6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.4. Target shall have received an opinion of Kirkpatrick & Lockhart LLP substantially to the effect that:

            6.4.1. Acquiring Fund is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

            6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Target, is a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and non-assessable;

            6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Acquiring Fund's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Acquiring Fund is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Target;

            6.4.5. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

            6.4.6. Acquiring Fund is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Acquiring Fund or any of its properties or assets and (b) Acquiring Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.5. Acquiring Fund shall have received an opinion of Kirkpatrick & Lockhart LLP substantially to the effect that:

            6.5.1. Target is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

            6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Target and (b) assuming due authorization, execution, and delivery of this Agreement by Acquiring Fund, is a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Target's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Target is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Acquiring Fund;

            6.5.4. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

            6.5.5. Target is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Target or any of its properties or assets and (b) Target is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Acquiring Fund.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.6. Each Fund shall have received an opinion of Kirkpatrick & Lockhart LLP, addressed to and in form and substance satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

            6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for the Shareholders' Target Shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            6.6.2. Target will recognize no gain or loss on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

            6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

            6.6.4. Acquiring Fund's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

            6.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

            6.6.6. A Shareholder's aggregate basis for the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis for its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any

Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

At any time before the Closing, either Fund may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

7.    BROKERAGE FEES AND EXPENSES
      ---------------------------

      7.1. Each Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      7.2. Except as otherwise provided herein, Reorganization Expenses will be borne 50% by each Fund.

8.    ENTIRE AGREEMENT; NO SURVIVAL
      -----------------------------

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.    TERMINATION OF AGREEMENT
      ------------------------

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

      9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 1999; or

      9.2.  By the parties' mutual agreement.

In the event of termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the part of either Fund, or its directors or officers, to the other Fund.

10.   AMENDMENT
      ---------

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11.   MISCELLANEOUS
      -------------

      11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      11.3. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Fund and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.


      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.


ATTEST:                             United Gold & Government Fund, Inc.




                                    By:
----------------------                  -------------------------------
Secretary                                 Senior Vice President



ATTEST:                             United Asset Strategy Fund, Inc.




                                    By:
----------------------                  -------------------------------
Secretary                                 Senior Vice President

                        UNITED ASSET STRATEGY FUND, INC.

                       UNITED GOLD & GOVERNMENT FUND, INC.

                                6300 Lamar Avenue
                           Overland Park, Kansas 66202


                       STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information relates specifically to the proposed Reorganization whereby United Asset Strategy Fund, Inc. ("Asset Strategy Fund") would acquire the assets of United Gold & Government Fund, Inc. ("Gold & Government Fund") in exchange solely for shares of Asset Strategy Fund and the assumption by Asset Strategy Fund of all of Gold & Government Fund's liabilities. This Statement of Additional Information consists of this cover page, the pro forma financial statements of Asset Strategy Fund (giving effect to the Reorganization) for the fiscal year ended September 31, 1998, and the following described documents, each of which is incorporated by reference herein:

         (1) The Statement of Additional Information of Asset Strategy Fund, dated January 31, 1999.

         (2) The Statement of Additional Information of Gold & Government Fund, dated April 15, 1999.

         (3) The Annual Report to Shareholders of Asset Strategy Fund for the fiscal year ended September 30, 1998.

         (4) The Annual Report to Shareholders of Gold & Government Fund for the fiscal year ended December 31, 1998.

         This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Proxy Statement dated [May __, 1999] relating to the above-referenced matter. A copy of the Proxy Statement may be obtained by calling toll-free 1-800-366-5465. This Statement of Additional Information is dated [May __, 1999.]





                        UNITED ASSET STRATEGY FUND, INC.
                       UNITED GOLD & GOVERNMENT FUND, INC.
                     PRO FORMA COMBINED FINANCIAL STATEMENTS
                     FOR THE FISCAL YEAR SEPTEMBER 30, 1998
                                   (UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined
Investments, of United Asset Strategy Fund, Inc. and United Gold & Government Fund, Inc. as of September 30, 1998 has been derived from the respective statements of assets and liabilities, including the schedules of investments, of United Asset Strategy Fund,
Inc. and United Gold & Government Fund, Inc. as of September 30, 1998. The Pro Forma Combined Statement of Assets and Liabilities
does not reflect the expense of Reorganization of either fund.

The Pro Forma combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on September 30, 1998. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of
United Asset Strategy Fund, Inc. and United Gold & Government Fund, Inc. incorporated by reference in this Statement of Additional
Information.


PRO FORMA COMBINED INVESTMENTS OF
UNITED ASSET STRATEGY FUND, INC. AND
UNITED GOLD & GOVERNMENT FUND, INC.
SEPTEMBER 30, 1998
(Unaudited)

   TROY OUNCES, SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)                                                                      VALUE
------------------------------------------                                         -------------------------------------------------
ASSET               GOLD &       PRO FORMA                                              ASSET              GOLD &          PRO FORMA
STRATEGY        GOVERNMENT        COMBINED                                           STRATEGY          GOVERNMENT           COMBINED

                                                 BULLION
                     5,017           5,017       Gold                                                 $ 1,487,140        $ 1,487,140
                                                 (Cost: $1,473,593)


                                                 COMMON STOCKS AND WARRANTS
                                                 Business Services
11,100                              11,100       Cerner Corporation*                $  296,578                               296,578

                                                 Chemicals and Allied Products

                                        SEE NOTES TO PRO FORMA COMBINED INVESTMENTS ON PAGE.



PRO FORMA COMBINED INVESTMENTS OF
UNITED ASSET STRATEGY FUND, INC. AND
UNITED GOLD & GOVERNMENT FUND, INC.
SEPTEMBER 30, 1998
(Unaudited)

   TROY OUNCES, SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)                                                                         VALUE
--------------------------------------------                                    ----------------------------------------------------
ASSET              GOLD &          PRO FORMA                                                 ASSET       GOLD &       PRO FORMA
STRATEGY       GOVERNMENT           COMBINED                                              STRATEGY   GOVERNMENT        COMBINED

 9,300                                 9,300       Lilly (Eli) and Company                 728,306                      728,306
 2,700                                 2,700       Merck & Co., Inc.                       349,819                      349,819
11,500                                11,500       Monsanto Company                        648,312                      648,312
 9,300                                 9,300       Warner-Lambert Company                  702,150                      702,150
                                                     Total                               2,428,587                    2,428,587

                                                   COMMUNICATION
 6,100                                 6,100       Cox Communications, Inc.,
                                                     Class A*                              333,213                      333,213
 7,600                                 7,600       MediaOne Group, Inc.*                   337,725                      337,725
 9,450                                 9,450       SBC Communications Inc.                 419,934                      419,934
                                                     Total                               1,090,872                    1,090,872

                                                   ELECTRIC, GAS AND SANITARY SERVICES
24,400                                24,400       Allied Waste Industries,
                                                   Inc. New*                               571,112                      571,112
 8,100                                 8,100       Duke Energy Corp.                       536,119                      536,119
                                                     Total                               1,107,231                    1,107,231

                                                   GENERAL MERCHANDISE STORES
 5,000                                 5,000       Wal-Mart Stores, Inc.                   273,125                      273,125

                                                   GOLD - CANADA
                   80,000             80,000       Agnico-Eagle Mines Limited                           340,000         340,000
 9,450             32,000             41,450       Barrick Gold Corporation                189,000      640,000         829,000
                   98,100             98,100       Cambior Inc.                                         588,446         588,446
                                                   Euro-Nevada Mining
                   37,400             37,400        Corporation Limited                                 619,084         619,084
                                                   Franco-Nevada Mining
                   23,200             23,200        Corporation Limited                                 482,129         482,129

                                        SEE NOTES TO PRO FORMA COMBINED INVESTMENTS ON PAGE.


                                                                 2

PRO FORMA COMBINED INVESTMENTS OF
UNITED ASSET STRATEGY FUND, INC. AND
UNITED GOLD & GOVERNMENT FUND, INC.
SEPTEMBER 30, 1998
(Unaudited)

   TROY OUNCES, SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)                                                                         VALUE
-------------------------------------                                                -----------------------------------------------
ASSET            GOLD &     PRO FORMA                                                     ASSET         GOLD &      PRO FORMA
STRATEGY     GOVERNMENT      COMBINED                                                  STRATEGY     GOVERNMENT       COMBINED
                                            GOLD - CANADA (CONTINUED)
                 30,000        30,000       Goldcorp Inc., Class A*                                    154,386        154,386
                188,900       188,900       Greenstone Resources Ltd.*                                 335,596        335,596
                110,000       110,000       Kinross Gold Corporation*                                  332,437        332,437
                 50,000        50,000       Placer Dome Inc.                                           690,625        690,625
                140,000       140,000       Repadre Capital Corporation*                               298,282        298,282
                200,000       200,000       TVX Gold, Inc.*                                            537,500        537,500
                195,000       195,000       Vengold Inc.*                                              164,907        164,907
                                              Total                                     189,000      5,183,392      5,372,392

                                            GOLD - UNITED STATES
                 30,000        30,000       Battle Mountain Gold Company                               181,875        181,875
                 25,100        25,100       Getchell Gold Corporation*                                 528,669        528,669
14,175           45,000        59,175       Homestake Mining Company                    171,872        545,625        717,497
 7,560           28,000        35,560       Newmont Mining Corporation                  183,330        679,000        862,330
                                              Total                                     355,202      1,935,169      2,290,371

                                            HEALTH SERVICES
10,000                         10,000       Quorum Health Group, Inc.*                  162,500                       162,500
 8,700                          8,700       Tenet Healthcare Corporation*               250,125                       250,125
                                              Total                                     412,625                       412,625


                                         SEE NOTES TO PRO FORMA COMBINED INVESTMENTS ON PAGE .

                                                                  3


PRO FORMA COMBINED INVESTMENTS OF
UNITED ASSET STRATEGY FUND, INC. AND
UNITED GOLD & GOVERNMENT FUND, INC.
SEPTEMBER 30, 1998
(Unaudited)
TROY OUNCES, SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)                                                                           VALUE
-----------------------------------------                                             ----------------------------------------------
ASSET             GOLD &       PRO FORMA                                                    ASSET          GOLD &      PRO FORMA
STRATEGY      GOVERNMENT        COMBINED                                                 STRATEGY      GOVERNMENT       COMBINED
                                               INSTRUMENTS AND RELATED PRODUCTS
 6,100                             6,100       Medtronic, Inc.                          353,038                            353,038

                                               MISCELLANEOUS METAL MINING
                  12,000          12,000       Rio Tinto plc, ADR                                         588,000          588,000
                                               Freeport-McMoRan Copper &
                  40,000          40,000         Gold Inc.                                                475,000          475,000
                     500             500       Stillwater Mining Company*                                  15,781           15,781
                                                 Total                                                  1,078,781        1,078,781

                                               MISCELLANEOUS RETAIL
 6,000                             6,000       Costco Companies, Inc.*                  284,250                            284,250

                                               MOTION PICTURES
 3,900                             3,900       Time Warner Incorporated                 341,494                            341,494

                                               NONDEPOSITORY INSTITUTIONS
 8,600                             8,600       Fannie Mae                               552,550                            552,550

                                               REAL ESTATE
24,100                            24,100       ElderTrust                               352,462                            352,462

                                               STONE, CLAY AND GLASS PRODUCTS
                 294,400         294,400       Geomaque Explorations Ltd.*                                  308,798        308,798
                                               Geomaque Explorations Ltd.,
                  25,000          25,000         Warrants*                                                      328            328
                                                 Total                                                      309,126        309,126

                                               TOTAL COMMON STOCKS
                                                 & WARRANTS                         $ 8,037,014         $ 8,506,468    $16,543,482
                                               (Cost: $14,968,508)

                                        SEE NOTES TO PRO FORMA COMBINED INVESTMENTS ON PAGE .


                                                                  4


PRO FORMA COMBINED INVESTMENTS OF
UNITED ASSET STRATEGY FUND, INC. AND
UNITED GOLD & GOVERNMENT FUND, INC.
SEPTEMBER 30, 1998
(Unaudited)
TROY OUNCES, SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)                                                                           VALUE
-------------------------------------                                           ----------------------------------------------------
ASSET            GOLD &     PRO FORMA                                                        ASSET          GOLD &      PRO FORMA
STRATEGY     GOVERNMENT      COMBINED                                                     STRATEGY      GOVERNMENT       COMBINED

                                            PREFERRED STOCKS
                                            GOLD - UNITED STATES
                                            Battle Mountain Gold Company, $3.25,
                 10,000        10,000         Convertible                                                  439,375        439,375
                                            Hecla Mining Company, 7.0%,
                  8,000         8,000         Convertible                                                  336,000        336,000
                 10,000        10,000       Kinam Gold Inc. 3.75% Convertible                              427,500        427,500

                                            TOTAL PREFERRED STOCKS                           ---       $ 1,202,875    $ 1,202,875
                                            (Cost: $1,358,954)

                                            CORPORATE DEBT SECURITY
                                            INDUSTRIAL MACHINERY AND EQUIPMENT
                                            Tyco International Ltd.,
  $500                           $500         6.5%, 11-1-2001                         $  518,405                $---     $  518,405
                                            (Cost: $495,988)

                                            UNITED         STATES
                                            GOVERNMENT SECURITIES
                                            Federal   Home   Loan
                                            Banks:
   500                            500         6.38%, 4-29-2003                           500,545                            500,545
   500                            500         6.2%, 2-27-2004                            500,445                            500,445
   500                            500         6.225%, 2-27-2004                          502,345                            502,345
   500                            500         6.57%, 2-11-2005                           502,890                            502,890
   500                            500         6.245%, 9-22-2005                          502,580                            502,580
   500                            500         6.02%, 3-30-2006                           501,405                            501,405
   500                            500         6.75%, 2-5-2008                            502,655                            502,655
   500                            500         6.75%, 2-12-2008                           502,810                            502,810
                                            Federal Home Loan Mortgage
                                              Corporation,
 5,000                          5,000         6.5%, 2-15-2023
                                              (Interest only)                            729,900                            729,900

                                        SEE NOTES TO PRO FORMA COMBINED INVESTMENTS ON PAGE.


                                                                  5


PRO FORMA COMBINED INVESTMENTS OF
UNITED ASSET STRATEGY FUND, INC. AND
UNITED GOLD & GOVERNMENT FUND, INC.
SEPTEMBER 30, 1998
(Unaudited)

   TROY OUNCES, SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)                                                                           VALUE
----------------------------------------                                        ----------------------------------------------------
ASSET               GOLD &     PRO FORMA                                                     ASSET          GOLD &         PRO FORMA
STRATEGY        GOVERNMENT      COMBINED                                                  STRATEGY      GOVERNMENT          COMBINED

                                               United States Treasury:
 7,250                             7,250         5.625%, 12-31-2002                     7,603,438                          7,603,438
 5,000                             5,000         6.125%, 8-15-2007                      5,596,850                          5,596,850
                    $2,000         2,000         7.875%, 2-15-2021                                       2,698,740        2,698,740

                                               TOTAL UNITED STATES GOVERNMENT
                                                 SECURITIES                           $17,945,863      $ 2,698,740      $20,644,603
                                               (Cost: $20,164,717)

                                               SHORT-TERM SECURITIES
                                               COMMERCIAL PAPER
                                               ENGINEERING AND MANAGEMENT SERVICES
                                               Halliburton Co.,
 1,200                             1,200         5.52%, 10-16-98                        1,197,240                          1,197,240

                                               FABRICATED METAL PRODUCTS
                                               Danaher Corporation,
   389                               389         5.3438%, Master Note                     389,000                            389,000
                                               Snap-On Inc.,
 1,500                             1,500         5.51%, 10-15-98                        1,496,786                          1,496,786
                                                 Total                                  1,885,786                          1,885,786

                                               FOOD AND KINDRED PRODUCTS
                                               General Mills, Inc.,
   547                               547         5.1988%, Master Note                     547,000                            547,000

                                        SEE NOTES TO PRO FORMA COMBINED INVESTMENTS ON PAGE.


                                                                  6


PRO FORMA COMBINED INVESTMENTS OF
UNITED ASSET STRATEGY FUND, INC. AND
UNITED GOLD & GOVERNMENT FUND, INC.
SEPTEMBER 30, 1998
(Unaudited)

   TROY OUNCES, SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)                                                                        VALUE
---------------------------------------                                         ----------------------------------------------------
ASSET             GOLD &      PRO FORMA                                                     ASSET           GOLD &         PRO FORMA
STRATEGY      GOVERNMENT       COMBINED                                                  STRATEGY       GOVERNMENT          COMBINED

                                              PERSONAL SERVICES
                                              Block Financial Corp.,
 2,275                            2,275         5.48%, 10-30-98                        2,264,957                          2,264,957

                                              TOTAL COMMERCIAL PAPER                                                      5,894,983

                                              REPURCHASE AGREEMENT
                                              J.P. Morgan Securities, 5.15%
                                                Repurchase Agreement dated
                                                9-30-98, to be repurchased
                     260            260         at $260,037 on 10-1-98**                                   260,000          260,000

                                              TOTAL SHORT-TERM
                                                SECURITIES                            $5,894,983        $  260,000      $ 6,154,983
                                              (Cost: $6,154,983)

                                              TOTAL INVESTMENT
                                                SECURITIES                           $32,396,265       $14,155,223      $46,551,488
                                              (Cost: $44,616,743)

                                              CASH AND OTHER ASSETS, NET OF
                                                LIABILITIES                                                                 703,582

                                              NET ASSETS                                                                $47,255,070


NOTES TO PRO FORMA COMBINED INVESTMENTS
   *No income dividends were paid during the preceding 12 months.
**Collateralized by $265,399 U.S. Treasury Notes, 8.5% due 2-15-2020  market value and accrued interest aggregate $267,463.

                                                                  7

UNITED ASSET STRATEGY FUND, INC. AND UNITED GOLD & GOVERNMENT FUND, INC.
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
(Unaudited)

                                                                                                                           Pro Forma
                                                                           Asset          Gold &                        for Combined
                                                                        Strategy      Government     Adjustments                Fund
                                                                        --------      ----------     -----------            --------
ASSETS
   Investment securities -- at value
      (Notes 1 and 4) ........................................       $32,396,265     $14,155,223                         $46,551,488
   Cash ......................................................             2,561             713                               3,274
   Receivables:
      Investment securities sold .............................           429,668             ---                             429,668
      Dividends and interest .................................           227,000          34,897                             261,897
      Fund shares sold .......................................           142,668           1,125                             143,793
   Unamortized organization
      expenses (Note 2) ......................................            14,859             ---                              14,859
   Prepaid insurance premium .................................             1,199             510                               1,709
                                                                      ----------     -----------       -------           -----------
        Total assets .........................................        33,214,220      14,192,468                          47,406,688
                                                                      ----------     -----------       -------           -----------
LIABILITIES
   Payable to Fund shareholders ..............................            69,560          30,559                             100,119
   Organization expenses payable .............................            14,859             ---                              14,859
   Accrued transfer agency and dividend
      disbursing (Note 3) ....................................             8,359          10,268                              18,627
   Accrued service fee (Note 3) ..............................             6,900             ---                               6,900
   Accrued accounting services
      fee(Note 3)............................................              1,667             833                               2,500
   Accrued management fee (Note 3) ...........................               627             269                                 896
   Other liabilities .........................................             1,597           6,120                               7,717
                                                                      ----------     -----------       -------           -----------
        Total liabilities ....................................           103,569          48,049                             151,618
                                                                      ----------     -----------       -------           -----------
           Total net assets ..................................       $33,110,651     $14,144,419                         $47,255,070
                                                                     ===========     ===========       =======           ===========
NET ASSETS
   Par value capital stock Asset Strategy -
     $0.01, Gold & Government - $1.00
     Capital stock ...........................................        $   57,236       2,126,553      (2,102,082)**           81,707
     Additional paid-in capital ..............................        30,138,355      28,994,932       2,102,082          61,235,369


                                                                  8

   Accumulated undistributed income:
      Accumulated undistributed net
        investment income ....................................            28,639          31,749                              60,388
      Accumulated undistributed net
        realized gain (loss) on
        investment transactions ..............................         1,411,136    (17,468,275)                        (16,057,139)
      Net unrealized appreciation in
        value of investments .................................         1,475,285         459,460                           1,934,745
                                                                      ----------     -----------       -------           -----------
        Net assets applicable to outstanding
           units of capital ..................................       $33,110,651     $14,144,419                         $47,255,070
                                                                      ==========     ===========       =======           ===========
Net asset value per share (net
   assets divided by shares outstanding)
   Class A ...................................................             $5.78           $6.65                               $5.78
   Class Y ...................................................             $5.78           $6.68                               $5.78
Capital shares outstanding
   Class A ...................................................         5,681,661       2,110,583
   Class Y ...................................................            41,907          16,045
Capital shares authorized ....................................     1,000,000,000     100,000,000                       1,000,000,000

                                        SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS.





                                                                  9


UNITED ASSET STRATEGY FUND, INC. AND UNITED GOLD & GOVERNMENT FUND, INC.
PRO FORMA COMBINED STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1998
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Operations for United Asset Strategy Fund, Inc. and United Gold & Government
Fund, Inc. has been derived from the Statements of Operations of United Asset Strategy Fund, Inc. and United Gold & Government Fund,
Inc. for the fiscal year ended September 30, 1998. Such information has been adjusted to give effect to the Reorganization as if it had occurred on October 1, 1997, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact. The Pro Forma Combined Statement of Operations does not reflect the expenses of the
Reorganization of either fund. Such amount is estimated to be approximately $56,000.

The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on October 1, 1997. The unaudited
Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.


                                                                                                                          PRO FORMA
                                                                           ASSET           GOLD &                      FOR COMBINED
                                                                        STRATEGY       GOVERNMENT        ADJUSTMENTS           FUND
                                                                        --------       ----------        -----------       --------
INVESTMENT INCOME
   Income (Note 1B):
      Interest and amortization ..............................        $1,099,760      $   424,544                        $1,524,304
      Dividends ..............................................           124,900          109,773                           234,673
                                                                      ----------      -----------            -------    -----------
        Total income .........................................         1,224,660          534,317                         1,758,977
                                                                      ----------      -----------            -------    -----------
   Expenses (Notes 2 and 3):
      Investment management fee ..............................           208,147          113,891                           322,038
      Transfer agency and dividend
        disbursing - Class A..................................            82,468          121,106             2,700*        206,274
      Service fee - Class A ..................................            71,998           39,159                           111,157
      Registration fees ......................................            29,061           27,586          (27,000)*         29,647
      Accounting services fee ................................            20,000           10,000          (10,000)*         20,000
      Audit fees .............................................            11,635           10,740          (10,000)*         12,375
      Amortization of organization
        expenses .............................................             9,907              ---                             9,907


                                                                 10

      Custodian fees .........................................             6,686           10,792                            17,478
      Legal fees .............................................             2,444            2,623                             5,067
      Distribution fee - Class A .............................               747              819                             1,566
      Report Printing.........................................            37,467           28,778            (27,000)*       39,245
      Other ..................................................             6,302            4,578                            10,880
                                                                      ----------      -----------            -------    -----------
        Total expenses .......................................           486,862          370,072           (71,300)        785,634
                                                                      ----------      -----------            -------    -----------
           Net investment income .............................           737,798          164,245             71,300        973,343
                                                                      ----------      -----------            -------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1)
   Realized net gain (loss)on
      securities .............................................         2,287,537      (2,823,754)                         (536,217)
   Realized net gain (loss) on foreign
      currency transactions ..................................           (3,615)            5,956                             2,341
                                                                      ----------      -----------            -------    -----------
      Realized net gain (loss) on
        investments ..........................................         2,283,922      (2,817,798)                         (533,876)

   Unrealized depreciation in value of
      investments during the period ..........................         (750,325)        (341,061)                       (1,091,386)
                                                                      ----------      -----------            -------    -----------
        Net gain (loss) on investments........................         1,533,597      (3,158,859)                       (1,625,262)
                                                                      ----------      -----------            -------    -----------
           Net increase (decrease) in
              net assets resulting
              from operations ................................        $2,271,395     $(2,994,614)            $71,300    $ (651,919)
                                                                      ==========     ============             ======    ===========

 *REFLECTS THE ANTICIPATED NET SAVINGS AS A RESULT OF THE REORGANIZATION.
**NET ISSUANCE OF SHARES OF UNITED ASSET STRATEGY FUND TO THE HOLDERS OF SHARES OF UNITED GOLD & GOVERNMENT FUND.

                                        SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS.

                                                                 11


UNITED ASSET STRATEGY FUND, INC. AND UNITED GOLD & GOVERNMENT FUND, INC.
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
SEPTEMBER 30, 1998
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

United Asset Strategy Fund, Inc. and United Gold & Government Fund, Inc. (the "Funds") are registered under the Investment Company
Act of 1940 as diversified, open-end management investment companies. United Asset Strategy Fund's investment objective is to provide a high total return with reduced risk over the long term through investments in stocks, bonds and short-term instruments.
United Gold & Government Fund's investment objective is to seek a high total return through investments in precious metals, minerals-related securities or U.S. Government Securities. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the pro forma conbined financial statements. The policies are in conformity with generally accepted accounting principles.

A.     Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold and silver bullion are valued at the last spot settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Platinum bullion is valued at the last spot settlement price for current delivery as calculated by the New York
       Mercantile Exchange as of the close of that exchange. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Funds' Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B.     Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the respective fund is informed of the ex-dividend date.
       Interest income is recorded on the accrual basis.


                                                                 12

C.     Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S.
       dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities and bullion, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The respective fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.     Federal income taxes -- It is the Funds' policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the
       Funds intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.

       The preparation of pro forma combined financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

NOTE 2 -- ORGANIZATION

       United Asset Strategy Fund, a Maryland corporation, was organized on August 25, 1994 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the registration of its shares under the Securities Act of 1933) until March 9, 1995 (the date of the initial public offering).

       On February 23, 1995, Waddell & Reed, Inc. ("W&R") purchased for investment 20,000 shares of the United Asset Strategy Fund at their net asset value of $5.00 per share.

       United Asset Strategy Fund's organizational expenses in the amount of $49,530 were advanced to it by W&R and are an obligation to be paid by it. These expenses are being amortized and are payable evenly over 60 months following the date of the initial public offering. In the event that all or a part of W&R's initial investment in United Asset Strategy Fund's shares is redeemed prior to the full reimbursement of these organizational expenses, the United Asset Strategy Fund's obligation to make further reimbursement will cease.

NOTE 3 -- INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

       The Funds pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .30% of net assets for each of the two funds and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $18.9 billion of combined net assets at


                                                                 13

September 30, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. Both Funds accrue and pay this fee daily.

       Pursuant to assignment of the Investment Management Agreement between the Funds and W&R, Waddell & Reed Investment Management
Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Funds' investment manager.

       The Funds have an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of
W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Funds and pricing daily the value of shares of the Funds. For these services, the Funds pay WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                                                ACCOUNTING SERVICES FEE
                           Average
                        Net Asset Level                                        Annual Fee
                  (all dollars in millions)                               Rate for Each Level
                  -------------------------                               -------------------
                     From $    0 to $   10                                      $      0
                     From $   10 to $   25                                      $ 10,000
                     From $   25 to $   50                                      $ 20,000
                     From $   50 to $  100                                      $ 30,000
                     From $  100 to $  200                                      $ 40,000
                     From $  200 to $  350                                      $ 50,000
                     From $  350 to $  550                                      $ 60,000
                     From $  550 to $  750                                      $ 70,000
                     From $  750 to $1,000                                      $ 85,000
                          $1,000 and Over                                       $100,000

       For Class A shares, the Funds also pay WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the
Funds pay WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The
Funds also reimburse W&R and WARSCO for certain out-of-pocket costs.

       As principal underwriter for the Funds' shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Funds) of $215,190 and $ 28,353 for United Asset Strategy Fund and United Gold & Government Fund, respectively, out


                                                                 14

of which W&R paid sales commissions of $123,799 and $15,954 for United Asset Strategy Fund and United Gold & Government Fund,
respectively, and all expenses in connection with the sale of the Funds' shares, except for registration fees and related expenses.

       Under a Distribution and Service Plan for Class A shares adopted by the Funds pursuant to Rule 12b-1 under the Investment
Company Act of 1940, the Funds may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the
Funds' respective Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Funds shareholders and/or maintenance of shareholder accounts.

       The Funds paid Directors' fees of $1,037 and $627 for United Asset Strategy Fund and United Gold & Government Fund,
respectively, which are included in other expenses.

       W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial
Services, Inc., a holding company.

                                                                 15

                             REGISTRATION STATEMENT

                                     PART C

                                OTHER INFORMATION



Item 15. Indemnification
         ---------------

         Reference is made to Article X of the Articles of Incorporation of Registrant filed December 1, 1998 as EX-99.B1-charter to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, Article IX of the By-Laws, filed December 27, 1996 as EX-99.B2-asbylaws as Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, and to Article II of the Underwriting Agreement, filed July 14, 1994 as EX-99.B6-asua to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, each of which provides indemnification. Also refer to Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

Item 16. Exhibits
         --------

(1)      (a)      Articles   of   Incorporation,   filed   October  3,  1994  as
                  EX-99.B1-asarticles to the initial Registration Statement on Form N-1A.*

         (b)      Articles   Supplementary,   filed   December   28,   1995   as
                  EX-99.B1-asartsup to Post- Effective Amendment No. 3 to the Registration Statement on Form N-1A.*

(2) By-Laws, filed December 27, 1996 as EX-99.B2-asbylaws to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A.*

(3)               Voting trust agreement - not applicable.

(4) Form of Agreement and Plan of Reorganization and Termination is attached hereto as Appendix A to the Prospectus/Proxy Statement.

(5)               Instruments   Defining  the  Rights  of   Shareholders  -  not
                  applicable.

(6) Investment Management Agreement, filed October 3, 1994 as EX-99.B5-asima to the initial Registration Statement on Form N-1A.*

(7) Underwriting Agreement, filed March 7, 1995 as EX-99.B6-asua to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A.*

(8) Bonus, Profit Sharing, Pension or Similar Contracts - not applicable.

(9)               Custodian  Agreement,  as amended,  filed  December 1, 1998 as
                  EX-99.B8-asca  to  Post-Effective   Amendment  No.  7  to  the
                  Registration Statement on Form N-1A.*

(10)     (a)      Service   Plan,   as   restated,   filed  July  14,   1995  as
                  EX-99.B15-assp  to  Post-Effective  Amendment  No.  1  to  the
                  Registration Statement on Form N-1A.*

         (b) Distribution and Service Plan for Class A shares, filed December 29, 1997 as EX- 99.B15-asdsp to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A.*

         (c) Multiple Class Plan, as amended, filed December 28, 1995 as EX-99.B18-asmcp to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A.*

(11)              Opinion and consent of  Kirkpatrick  & Lockhart LLP  regarding
                  the  legality  of   securities   being   registered  is  filed
                  electronically herewith.

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with United Asset Strategy Fund will be filed as a post-effective amendment to this Registration Statement.

(13)     (a)      Shareholder  Servicing  Agreement,  filed  December 1, 1998 as
                  EX-99.B9-asssa  to  Post-Effective  Amendment  No.  7  to  the
                  Registration Statement on Form N-1A.*

         (b) Accounting Services Agreement, filed October 3, 1994 as EX-99.B9-asasa to the initial Registration Statement on Form N-1A.*

         (c) Service Agreement, filed October 3, 1994 as EX-99.B9-assa to the initial Registration Statement on Form N-1A.*

         (d) Amendment to Service Agreement, filed July 14, 1995 as EX-99.B9-assaam to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A.*

         (e)      Fund NAV Application, filed March 7, 1995 as EX-99.B9-asnavapp
                  to  Pre-  Effective   Amendment  No.  2  to  the  Registration
                  Statement on Form N-1A.*

         (f) Fund Class A Application, as amended, filed May 30, 1997 as EX-99.B9-asappca to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A.*

         (g)      Fund   Class  Y   Application,   filed   July   14,   1995  as
                  EX-99.B9-ascyapp to Post- Effective Amendment No. 1 to the Registration Statement on Form N-1A.*

         (h) Class Y Letter of Understanding, filed December 27, 1996 as EX-99.B9-aslou to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A.*

(14)     (a)      Consent of  Deloitte & Touche  LLP,  Independent  Accountants,
                  pertaining to United Gold & Government Fund, Inc., is filed electronically herewith.

         (b) Consent of Deloitte & Touche LLP, Independent Accountants, pertaining to United Asset Strategy Fund, Inc. is filed electronically herewith.

(15)              Financial statements omitted from part B - not applicable.

(16)              Copy  of   manually   signed   Power  of   Attorney  is  filed
                  electronically herewith.

(17)              Additional Exhibits.

         (a)      Form of Proxy Card is filed electronically herewith.

*is incorporated herein by reference.

Item 17. Undertakings
         ------------

         (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As  required  by  the  Securities   Act  of  1933,  as  amended,   this
Registration Statement has been signed on behalf of Registrant, in the City of Overland Park, and State of Kansas, on this 16th day of April 1999.


                        UNITED ASSET STRATEGY FUND, INC.

                                  (Registrant)

                           By: /s/ Robert L. Hechler*
                        --------------------------------
                          Robert L. Hechler, President



                          Attest: /s/ David R. Burford
                      -------------------------------------
                      David R. Burford, Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                        Title                            Date
---------                        -----                            ----


/s/ Keith A. Tucker*             Chairman of the Board            April 16, 1999
------------------------
Keith A. Tucker



/s/ Robert L. Hechler*           President, Principal Financial   April 16, 1999
------------------------         Officer and Director
Robert L. Hechler



/s/ Henry J. Herrmann*           Vice President and Director      April 16, 1999
------------------------
Henry J. Herrmann

Signature                        Title                            Date
---------                        -----                            ----

/s/ Theodore W. Howard*          Vice President, Treasurer and    April 16, 1999
------------------------         Principal Accounting Officer
Theodore W. Howard


/s/ James A. Concannon*          Director                         April 16, 1999
------------------------
James A. Concannon


/s/ John A. Dillingham*          Director                         April 16, 1999
------------------------
John A. Dillingham


/s/ David P. Gardner*            Director                         April 16, 1999
------------------------
David P. Gardner


/s/ Linda K. Graves*             Director                         April 16, 1999
------------------------
Linda K. Graves


/s/ Joseph Harroz, Jr.*          Director                         April 16, 1999
------------------------
Joseph Harroz, Jr.


/s/ John F. Hayes*               Director                         April 16, 1999
------------------------
John F. Hayes


/s/ Glendon E. Johnson*          Director                         April 16, 1999
------------------------
Glendon E. Johnson

Signature                        Title                            Date
---------                        -----                            ----

/s/ William T. Morgan*           Director                         April 16, 1999
------------------------
William T. Morgan


/s/ Ronald C. Reimer*            Director                         April 16, 1999
------------------------
Ronald C. Reimer


/s/ Frank J. Ross, Jr.*          Director                         April 16, 1999
------------------------
Frank J. Ross, Jr.


/s/ Eleanor B. Schwartz*         Director                         April 16, 1999
------------------------
Eleanor B. Schwartz


/s/ Frederick Vogel III*         Director                         April 16, 1999
------------------------
Frederick Vogel III


By:                                                               April 16, 1999
      * /s/ Kristen A. Richards
       ------------------------
      Kristen A. Richards
      Attorney-in-Fact

Attest:                                                           April 16, 1999
      * /s/ David R. Burford
       ------------------------
      David R. Burford
      Assistant Secretary

                                POWER OF ATTORNEY

* KNOW ALL MEN BY THESE PRESENTS, That each of the undersigned, UNITED FUNDS, INC., UNITED INTERNATIONAL GROWTH FUND, INC., UNITED MUNICIPAL BOND FUND, INC. UNITED VANGUARD FUND, INC., UNITED HIGH INCOME FUND, INC., UNITED CASH MANAGEMENT, INC., UNITED NEW CONCEPTS FUND, INC., UNITED GOVERNMENT SECURITIES FUND, INC., UNITED MUNICIPAL HIGH INCOME FUND, INC., UNITED GOLD & GOVERNMENT FUND, INC., UNITED HIGH INCOME FUND II, INC., UNITED CONTINENTAL INCOME FUND, INC., UNITED RETIREMENT SHARES, INC, UNITED ASSET STRATEGY FUND, INC., TARGET/UNITED FUNDS, INC. AND WADDELL & REED FUNDS, INC. (each hereinafter called the "Corporation"), and certain directors and officers for the
Corporation, do hereby constitute and appoint KEITH A. TUCKER, ROBERT L. HECHLER, and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the Securities Act of 1933, as amended ("1933 Act") and/or the Investment Company Act of 1940, as amended ("1940 Act") and any rule, regulations, orders or other requirements of the United States Securities and Exchange Commission ("SEC") thereunder, in connection with the registration under the 1933 Act or the 1940 Act, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf and such director or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the SEC under the 1933 Act and/or the 1940 Act, and to any instruments or documents filed to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:  November 18, 1998                            /s/ Robert L. Hechler
                                                    -------------------------
                                                    Robert L. Hechler, President


Signature                      Title                               Date
---------                      -----                               ----


/s/ Keith A. Tucker            Chairman of the Board           November 18, 1998
------------------------
Keith A. Tucker


/s/ Robert L. Hechler          President, Principal Financial  November 18, 1998
------------------------       Officer and Director
Robert L. Hechler


/s/ Henry J. Herrmann          Vice President and Director     November 18, 1998
------------------------
Henry J. Herrmann

Signature                      Title                               Date
---------                      -----                               ----


/s/ Theodore W. Howard         Vice President, Treasurer and   November 18, 1998
------------------------       Principal Accounting Officer
Theodore W. Howard


/s/ James A. Concannon         Director                        November 18, 1998
------------------------
James A. Concannon


/s/ John A. Dillingham         Director                        November 18, 1998
------------------------
John A. Dillingham


/s/ David P. Gardner           Director                        November 18, 1998
------------------------
David P. Gardner


/s/ Linda K. Graves            Director                        November 18, 1998
------------------------
Linda K. Graves


/s/ Joseph Harroz, Jr.         Director                        November 18, 1998
------------------------
Joseph Harroz, Jr.


/s/ John F. Hayes              Director                        November 18, 1998
------------------------
John F. Hayes


/s/ Glendon E. Johnson         Director                        November 18, 1998
------------------------
Glendon E. Johnson


/s/ William T. Morgan          Director                        November 18, 1998
------------------------
William T. Morgan

Signature                        Title                             Date
---------                        -----                             ----


/s/ Ronald C. Reimer           Director                        November 18, 1998
------------------------
Ronald C. Reimer


/s/ Frank J. Ross, Jr.         Director                        November 18, 1998
------------------------
Frank J. Ross, Jr.


/s/ Eleanor B. Schwartz        Director                        November 18, 1998
------------------------
Eleanor B. Schwartz


/s/ Frederick Vogel III        Director                        November 18, 1998
------------------------
Frederick Vogel III

                                  EXHIBIT INDEX


Exhibit
-------

(4) Form of Agreement and Plan of Reorganization and Termination is attached hereto as Appendix A to the Prospectus/Proxy Statement.

(11)              Opinion and consent of  Kirkpatrick  & Lockhart LLP  regarding
                  the  legality  of   securities   being   registered  is  filed
                  electronically herewith.

(14)     (a)      Consent of  Deloitte & Touche  LLP,  Independent  Accountants,
                  pertaining to United Gold & Government Fund, Inc., is filed electronically herewith.

         (b) Consent of Deloitte & Touche LLP, Independent Accountants, pertaining to United Asset Strategy Fund, Inc., is filed electronically herewith.

(16)              Copy  of   manually   signed   Power  of   Attorney  is  filed
                  electronically herewith.

(17)              Form of Proxy Card is filed electronically herewith.

                       UNITED GOLD & GOVERNMENT FUND, INC.
                                6300 LAMAR AVENUE
                           OVERLAND PARK, KANSAS 66202



                  PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS
                                  JUNE 22, 1999


      This  proxy is being  solicited  on behalf of the  Board of  Directors  of
United Gold & Government Fund (the "Fund") and relates to a proposal with respect to the Fund. The undersigned hereby appoints as proxies Keith A. Tucker and Helge K. Lee, and each of them (with power of substitution), to vote all shares of common stock of the undersigned in the Fund at the Special Meeting of Shareholders to be held on June 22, 1999, at 11:00 a.m., local time, at 6300
Lamar Avenue, Overland Park, Kansas 66202, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present. This proxy shall remain in effect for a period of one year from its date.

      The shares represented by this proxy will be voted as instructed. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote "FOR" the proposal relating to the Fund with discretionary power to vote upon such other business as may properly come before the Meeting.

      Please sign exactly as your name appears hereon. If shares are registered in more than one name, all should sign, but if one signs, it binds the others. When signing as attorney, executor, administrator, agent, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by an authorized person. If a partnership, please sign in partnership name by an authorized person.

YOUR VOTE IS IMPORTANT. IF YOU ARE NOT VOTING BY PHONE, FACSIMILE, OR INTERNET, PLEASE DATE AND SIGN THIS PROXY BELOW AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

TO VOTE BY TOUCH-TONE PHONE OR THE INTERNET, PLEASE CALL 1-888-221-0697 TOLL FREE OR VISIT HTTP://WWW.PROXYWEB.COM. TO VOTE BY FACSIMILE TRANSMISSION, PLEASE FAX YOUR COMPLETED PROXY CARD TO [1-800-___-____.]

           TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

                                       [X]

                       KEEP THIS PORTION FOR YOUR RECORDS

                                             DETACH AND RETURN THIS PORTION ONLY

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

UNITED GOLD AND GOVERNMENT FUND, INC.

VOTE ON PROPOSAL                                       FOR     AGAINST   ABSTAIN

   Approval   of   an   Agreement    and   Plan   of   / /       / /       / /
   Reorganization   and   Termination   under  which
   United  Asset   Strategy   Fund,   Inc.   ("Asset
   Strategy Fund"), would acquire all of the assets of the Fund, in exchange solely for shares of Asset Strategy Fund and the assumption by Asset
   Strategy Fund of all of the Fund's liabilities, followed by the distribution of those shares to the shareholders of the Fund, all as described in the accompanying Prospectus/Proxy Statement.




------------------------------------------------- ------------------------------
Signature (PLEASE SIGN WITHIN BOX)                Date


------------------------------------------------- ------------------------------
Signature (Joint Owners)                          Date